Apr. 30, 2021
Administrative Class | PIMCO Emerging Markets Bond Portfolio
PIMCO Emerging Markets Bond Portfolio
Investment Objective
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy,hold and sell Administrative Class shares of the Portfolio. You may pay other fees, such as commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees (fees paid directly from your investment):
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Example.
The Example is intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, as calculated by PIMCO, which as of February 28, 2021 was 7.71 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Portfolio emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Portfolio’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Portfolio may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.The Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also invest directly in real estate investment trusts (“REITs”). The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Portfolio may also invest up to 10% of its total assets in preferred securities.
Principal Risks
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresCredit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsHigh Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturityMarket Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesIssuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or servicesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterpartyresides with the Portfolio's clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performanceEquity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securitiesMortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit riskForeign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuersReal Estate Risk: the risk that the Portfolio’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Portfolio to liquidity and valuation riskEmerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment riskSovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashionCurrency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currenciesLeveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achievedShort Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the PortfolioPlease see “Description of Principal Risks” in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Administrative Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.The J.P. Morgan Emerging Markets Bond Index (EMBI) Global tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.
Calendar Year Total Returns — Administrative Class
Best QuarterJune 30, 202011.91%Worst QuarterMarch 31, 2020-12.91%
Average Annual Total Returns (for periods ended 12/31/20)